Letterhead of Willkie Farr & Gallagher LLP

VIA EDGAR

September 22, 2006

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Registration Statements on Form N-14 for the Following Registrants and Series:

Legg Mason Partners Investment Funds, Inc.

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value

Legg Mason Partners Investment Trust

Legg Mason Partners Large Cap Growth Fund

Legg Mason Partners Managed Municipals Fund, Inc.

Legg Mason Partners Municipal Funds

Legg Mason Partners Intermediate-Term Municipals Fund

Legg Mason Partners New York Municipals Fund

Legg Mason Partners Pennsylvania Municipals Fund

New York Money Market Portfolio

Legg Mason Partners Sector Series, Inc.

Legg Mason Partners Financial Services Fund

Legg Mason Partners Variable Portfolios III, Inc.

Legg Mason Partners Variable Large Cap Growth Portfolio

Ladies and Gentlemen:

On behalf of each of the above-referenced registrants, and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we are transmitting for filing with the Securities and Exchange Commission (the “SEC”) the Registration Statements on Form N-14 (the “Registration Statements”) relating to a number of proposed reorganizations (the “Reorganizations”). The Reorganizations are proposed in five joint proxy statements/prospectuses, as set forth below:

ACQUIRING FUND (REGISTRANT)	ACQUIRED FUND (REGISTRANT)

PROXY 1

Legg Mason Partners Large Cap Growth Fund (Legg Mason Partners Investment Trust)	Legg Mason Partners Technology Fund (Legg Mason Partners Sector Series, Inc.)

Legg Mason Partners Managed Municipals Fund, Inc.	Legg Mason Partners National Municipals Fund (Legg Mason Partners Municipal Funds)

Legg Mason Partners Managed Municipals Fund, Inc.	Legg Mason Partners Arizona Municipals Fund, Inc.

Legg Mason Partners Managed Municipals Fund, Inc.	Legg Mason Partners Florida Municipals Fund (Legg Mason Partners Municipal Funds)

Legg Mason Partners Managed Municipals Fund, Inc.	Legg Mason Partners Georgia Municipals Fund (Legg Mason Partners Municipal Funds)

Legg Mason Partners Managed Municipals Fund, Inc.	Salomon Brothers National Tax Free Income Fund (Salomon Funds Trust)

PROXY 2

Legg Mason Partners Intermediate-Term Municipals Fund (Legg Mason Partners Municipal Funds)	Legg Mason Intermediate-Term Tax-Free Income Trust (Legg Mason Tax-Free Income Fund)

Legg Mason Partners Pennsylvania Municipals Fund (Legg Mason Partners Municipal Funds)	Legg Mason Pennsylvania Tax-Free Income Trust (Legg Mason Tax-Free Income Fund)

Legg Mason Partners Financial Services Fund (Legg Mason Partners Sector Series, Inc.)	Legg Mason Financial Services Fund (Legg Mason Investors Trust, Inc.)

PROXY 3

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Legg Mason Partners Investment Funds, Inc.)	Legg Mason Partners Multiple Discipline Funds All Cap and International (Legg Mason Partners Investment Funds, Inc.)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Legg Mason Partners Investment Funds, Inc.)	Legg Mason Partners Multiple Discipline Funds Global All Cap Growth and Value (Legg Mason Partners Investment Funds, Inc.)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Legg Mason Partners Investment Funds, Inc.)	Legg Mason Partners Multiple Discipline Funds Large Cap Growth and Value (Legg Mason Partners Investment Funds, Inc.)

Legg Mason Partners Multiple Discipline Funds All Cap Growth and Value (Legg Mason Partners Investment Funds, Inc.)	Legg Mason Partners Growth and Income Fund (Legg Mason Partners Investment Series)

PROXY 4

Legg Mason Partners New York Municipals Fund (Legg Mason Partners Municipal Funds)	Salomon Brothers New York Tax Free Income Fund (Salomon Funds Trust)

New York Money Market Portfolio (Legg Mason Partners Municipal Funds)	Salomon Brothers New York Municipal Money Market Fund (Salomon Brothers Series Funds Inc)

PROXY 5

Legg Mason Partners Variable Large Cap Growth Portfolio (Legg Mason Partners Variable Portfolios III, Inc.)	Legg Mason Partners Variable Large Cap Growth Portfolio (Legg Mason Partners Variable Portfolios I, Inc.)

The Reorganizations are part of the fund integration and restructuring project involving the open-end investment companies that were formerly sponsored by Citigroup Inc. and are now sponsored by Legg Mason & Co, Inc. (“Legg Mason”) and are similar to the Form N-14s that were filed on July 21, 2006 by other Legg Mason Partners and Salomon Brothers Funds. We have attempted to incorporate in the enclosed Form N-14s, to the extent relevant, comments provided by Richard Pfortde, Kimberly Browning, Kevin Rupert and Curtis Young of the SEC Staff on those filings.

Pursuant to Rule 488, each Registration Statement designates an effective date of October 22, 2006.

Any questions or comments on the Registration Statements should be directed to the undersigned at (212) 728-8558 or to Benjamin J. Haskin at (202) 303-1124.

Very truly yours,

/s/ Dianne E. O’Donnell

Dianne E. O’Donnell

Enclosures

cc:	Richard Pfordte, Esq., Division of Investment Management
Kimberly Browning, Division of Investment Management
Kevin Rupert, Division of Investment Management
Harry Eisenstein, Division of Investment Management
Curtis Young, Division of Investment Management
Burton M. Leibert, Esq., Willkie Farr & Gallagher LLP

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